CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	Accumulated deficits [Member]	Accumulated other comprehensive income (loss)[Member]	Total AirNet Technology Inc.'s shareholders' equity [Member]	Non-controlling interests[Member]	Total
Beginning Balance at Dec. 31, 2016	$ 128,000	$ 287,094,000	$ (2,351,000)	$ (15,842,000)	$ (292,000)	$ 268,737,000	$ (2,140,000)	$ 266,597,000
Beginning Balance, shares at Dec. 31, 2016	125,629,779
Share-based compensation	$ 0	343,000	0	0	0	343,000	0	343,000
Capital contribution from non-controlling interests		716,000				716,000	1,147,000	1,863,000
Disposal of Hainan Jinhui							(245,000)	(245,000)
Foreign currency translation adjustment	0	0	0	0	35,743,000	35,743,000	(27,000)	35,716,000
Net loss	0	0	0	(156,476,000)	0	(156,476,000)	(22,705,000)	(179,181,000)
Acquisition of additional equity interest in a subsidiary from the non-controlling interest		(1,414,000)				(1,414,000)		(1,414,000)
Ending Balance at Dec. 31, 2017	$ 128,000	286,739,000	(2,351,000)	(172,318,000)	35,451,000	147,649,000	(23,970,000)	123,679,000
Ending Balance, shares at Dec. 31, 2017	125,629,779
Share issued to Ascent Investor Relations LLC	$ 30	18,000	0	0	0	18,000	0	18,000
Share issued to Ascent Investor Relations LLC,Shares	34,998,000
Share-based compensation	$ 0	45,000	0	0	0	45,000	0	45,000
Capital withdraw from non-controlling interests	0	1,131,000	0	0	0	1,131,000	9,055,000	10,186,000
Subscription receivables from NCI							(1,969,000)	(1,969,000)
Foreign currency translation adjustment	0	0	0	0	(4,140,000)	(4,140,000)	1,166,000	(2,974,000)
Net loss	0	0	0	(90,097,000)	0	(90,097,000)	(3,322,000)	(93,419,000)
Acquisition of additional equity interest in a subsidiary from the non-controlling interest	0	(945,000)	0	0	0	(945,000)	150,000	(795,000)
Ending Balance at Dec. 31, 2018	$ 128,000	284,726,000	(2,351,000)	(262,415,000)	31,311,000	51,399,000	(37,000,000)	14,399,000
Ending Balance, shares at Dec. 31, 2018	125,664,777
Share-based compensation		161,000				161,000		161,000
Foreign currency translation adjustment	$ 0	0	0	0	381,000	381,000	0	381,000
Net loss	0	0	0	(31,477,000)	0	(31,477,000)	(2,427,000)	(33,904,000)
Ending Balance at Dec. 31, 2019	$ 128,000	$ 284,887,000	$ (2,351,000)	$ (293,892,000)	$ 31,692,000	$ 20,464,000	$ (39,427,000)	$ (18,963,000)
Ending Balance, shares at Dec. 31, 2019	125,664,777